SIGNIFICANT TRANSACTIONS - Acquisition of Uklon - Fair Value of Identifiable Assets and Liabilities as of Acquisition (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Apr. 02, 2025	Mar. 19, 2025
Disclosure of detailed information about business combination [line items]
Net outflow of cash - investing activities	$ 240	$ 151
Uklon
Disclosure of detailed information about business combination [line items]
Purchase consideration				$ 158
Percentage of voting equity interests acquired				97.00%
JSC Kyivstar | Uklon
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 58
Trade and other receivables			2
Cash and cash equivalents			12
Deferred tax liability			(7)
Trade and employee related payables			(6)
Other current liabilities			(10)
Fair value of identifiable net assets			49
Goodwill resulting from acquisition			109
Purchase consideration			158
Cash paid			141
Fair value of contingent consideration			16
Total cash consideration			$ 129
Percentage of voting equity interests acquired			97.00%
Payment to settle employee awards			$ 12
Purchase consideration		153
Cash and cash equivalents		(12)
Net outflow of cash - investing activities		$ 141
JSC Kyivstar | Uklon | Symmetrical Put and Call Option
Disclosure of detailed information about business combination [line items]
Put option liability			$ 1